Parametric

International Equity Fund

October 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Australia — 8.9%
Abacus Property Group	53,600	$104,412
AGL Energy, Ltd.	148,900	1,305,039
Alumina, Ltd.	71,500	72,220
AMA Group, Ltd.(1)(2)	248,700	127,791
Ampol, Ltd.	36,100	658,251
ARB Corp., Ltd.	10,500	227,441
ASX, Ltd.	7,100	397,562
Atlas Arteria, Ltd.	64,200	254,301
Atlassian Corp. PLC, Class A(2)	10,500	2,012,010
Aurizon Holdings, Ltd.	129,400	343,125
AusNet Services	790,600	1,111,411
Austal, Ltd.	72,300	137,865
Australian Agricultural Co., Ltd.(1)(2)	99,614	78,049
Bank of Queensland, Ltd.(1)	45,200	203,918
Bapcor, Ltd.	45,765	246,663
Bendigo & Adelaide Bank, Ltd.(1)	46,000	216,395
BHP Group, Ltd.	60,444	1,448,941
Boral, Ltd.(1)	45,753	146,515
Brambles, Ltd.	104,724	706,292
Bravura Solutions, Ltd.(1)	100,400	207,204
Breville Group, Ltd.	13,134	243,338
Centuria Office REIT	67,500	97,740
Charter Hall Group	42,400	367,630
Charter Hall Long Wale REIT	52,200	175,014
Charter Hall Retail REIT	42,000	101,630
Cleanaway Waste Management, Ltd.	189,000	272,466
Coca-Cola Amatil, Ltd.	99,170	866,927
Collins Foods, Ltd.(1)	20,500	139,142
Commonwealth Bank of Australia	30,923	1,501,359
Computershare, Ltd.	59,912	512,002
Cromwell Property Group	232,144	142,865
Crown Resorts, Ltd.	25,500	148,458
CSL, Ltd.	17,300	3,502,511
CSR, Ltd.	49,000	151,691
Dexus	66,800	404,143
Domain Holdings Australia, Ltd.(1)	126,219	350,103
Domino’s Pizza Enterprises, Ltd.	3,100	184,641
Eagers Automotive, Ltd.(1)	25,700	196,562
EML Payments, Ltd.(1)(2)	73,900	156,645
Evolution Mining, Ltd.	80,276	314,717
Flight Centre Travel Group, Ltd.(1)(2)	5,800	45,908
Goodman Group	73,900	956,499
GPT Group (The)	125,200	354,598
GUD Holdings, Ltd.(1)	15,500	138,266
GWA Group, Ltd.(1)	67,200	124,539

Security	Shares	Value
Hansen Technologies, Ltd.	30,805	$85,591
Harvey Norman Holdings, Ltd.(1)	71,004	222,118
IDP Education, Ltd.(1)	15,800	214,356
Infomedia, Ltd.	61,241	66,816
Ingenia Communities Group	56,700	183,954
Inghams Group, Ltd.	205,700	413,906
InvoCare, Ltd.(1)	17,400	123,608
IRESS, Ltd.(1)	53,584	346,726
James Hardie Industries PLC CDI	13,706	332,780
JB Hi-Fi, Ltd.(1)	10,699	357,512
Link Administration Holdings, Ltd.	96,491	324,450
Medibank Pvt, Ltd.	167,700	314,802
Megaport, Ltd.(2)	29,807	283,260
Mirvac Group	234,000	347,015
National Australia Bank, Ltd.	61,500	804,603
National Storage REIT	157,700	200,142
Newcrest Mining, Ltd.	23,300	483,184
NEXTDC, Ltd.(1)(2)	46,000	411,877
Northern Star Resources, Ltd.	33,400	352,835
Oil Search, Ltd.	273,800	494,337
Orica, Ltd.	16,599	178,187
Orora, Ltd.	65,655	118,988
Premier Investments, Ltd.	11,500	172,478
Qantas Airways, Ltd.(2)	60,000	176,516
Qube Holdings, Ltd.	143,942	267,927
Ramsay Health Care, Ltd.	11,000	481,957
REA Group, Ltd.(1)	12,200	1,014,577
Regis Resources, Ltd.	52,500	154,094
Rio Tinto, Ltd.	9,700	631,022
Santos, Ltd.	236,080	784,821
Saracen Mineral Holdings, Ltd.(2)	62,175	248,477
Scentre Group	311,000	458,949
Select Harvests, Ltd.	74,600	321,078
Service Stream, Ltd.(1)	75,800	106,900
Shopping Centres Australasia Property Group	118,852	193,912
Sonic Healthcare, Ltd.	20,400	499,658
Spark Infrastructure Group	758,533	1,058,508
St. Barbara, Ltd.	108,600	204,217
Star Entertainment Group, Ltd. (The)	62,300	143,570
Suncorp Group, Ltd.	46,300	267,396
Sydney Airport	78,700	301,742
Tabcorp Holdings, Ltd.	131,400	303,616
Technology One, Ltd.	50,588	319,349
Telstra Corp., Ltd.	892,573	1,680,881
TPG Telecom, Ltd.(2)	106,300	536,535
Transurban Group	146,041	1,382,961
Tuas, Ltd.(2)	53,150	28,183
United Malt Grp, Ltd.(2)	36,900	104,601
Village Roadshow, Ltd.	32,179	50,472
Viva Energy Group, Ltd.(3)	245,901	290,891
Vocus Group, Ltd.(2)	262,382	635,428

Security	Shares	Value
Washington H. Soul Pattinson & Co., Ltd.(1)	21,300	$379,298
Waypoint REIT(1)	96,300	181,462
Wesfarmers, Ltd.	54,885	1,776,606
Westpac Banking Corp.	68,400	865,729
Whitehaven Coal, Ltd.(1)	299,361	224,054
Woodside Petroleum, Ltd.	118,100	1,456,674
Woolworths Group, Ltd.	109,096	2,934,715

		$48,755,100

Austria — 1.1%
Agrana Beteiligungs AG	5,979	$108,043
ams AG(2)	27,700	593,103
ANDRITZ AG	15,966	538,479
BAWAG Group AG(2)(3)	5,440	199,785
CA Immobilien Anlagen AG	16,401	450,512
Erste Group Bank AG(2)	21,870	449,548
IMMOFINANZ AG(2)	20,512	275,070
Lenzing AG(1)(2)	2,500	175,000
Nabriva Therapeutics PLC(1)	132,900	65,852
Oesterreichische Post AG(1)	6,444	204,648
OMV AG	28,502	658,863
Porr AG(1)(2)	3,440	45,925
Rhi Magnesita NV	4,792	159,001
S&T AG(2)	9,400	170,086
Telekom Austria AG	70,800	476,209
UNIQA Insurance Group AG	14,300	80,545
Verbund AG(1)	13,482	777,561
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,987	60,649
Wienerberger AG	16,700	421,562

		$5,910,441

Belgium — 2.2%
Ackermans & van Haaren NV(2)	1,660	$204,335
Ageas S.A./NV	9,300	374,502
AGFA-Gevaert NV(2)	57,503	218,634
Anheuser-Busch InBev S.A./NV	26,635	1,377,727
Barco NV	31,255	490,298
Befimmo S.A.	5,550	216,050
Bekaert S.A.	17,140	364,573
Biocartis Group NV(1)(2)(3)	11,000	47,828
bpost S.A.(2)	38,532	341,447
Cofinimmo S.A.	3,691	501,632
D’Ieteren S.A./NV	6,400	320,640
Econocom Group S.A./NV(2)	45,600	100,328
Elia Group S.A./NV	9,400	909,178
Etablissements Franz Colruyt NV	1,550	91,689
Euronav S.A.(1)	48,660	355,552
EVS Broadcast Equipment S.A.	3,375	48,517
Fagron	11,540	256,200
Gimv NV	1,766	92,221
Groupe Bruxelles Lambert S.A.	6,034	494,837
KBC Ancora(2)	2,150	60,937
Materialise NV ADR(1)(2)	12,600	428,022
Montea C.V.A.	2,560	281,118
Orange Belgium S.A.	10,380	172,982

Security	Shares	Value
Proximus SADP	65,274	$1,268,939
Sofina S.A.	1,080	280,690
Solvay S.A.	10,917	887,010
Tessenderlo Group S.A.(2)	6,179	210,330
UCB S.A.	9,000	888,944
Warehouses De Pauw CVA	13,800	462,345

		$11,747,505

Denmark — 2.2%
ALK-Abello A/S(2)	515	$172,315
Alm Brand A/S(2)	16,800	192,163
Bakkafrost P/F(2)	3,922	224,365
Carlsberg A/S, Class B	7,337	929,017
Chr. Hansen Holding A/S	7,339	740,577
Coloplast A/S, Class B	900	131,619
Drilling Co. of 1972 A/S (The)(1)(2)	4,300	81,230
DSV PANALPINA A/S	4,700	762,535
ISS A/S(1)(2)	7,300	94,780
Jyske Bank A/S(2)	8,666	258,230
Novo Nordisk A/S, Class B	22,678	1,446,077
Novozymes A/S, Class B(1)	14,300	860,018
Orsted A/S(3)	11,417	1,811,978
Pandora A/S	14,660	1,162,969
Ringkjoebing Landbobank A/S	4,160	316,961
Rockwool International A/S, Class B	600	234,851
Royal Unibrew A/S	4,000	390,036
SimCorp A/S	7,565	902,305
Sydbank A/S(2)	12,000	205,220
Topdanmark A/S	4,627	181,190
Tryg A/S	14,915	413,932
Vestas Wind Systems A/S	3,800	651,943

		$12,164,311

Finland — 2.1%
Citycon Oyj(1)	17,313	$133,278
Elisa Oyj	17,397	855,387
Fortum Oyj	52,506	986,936
Huhtamaki Oyj	6,300	307,739
Kemira Oyj	9,600	118,597
Kesko Oyj, Class B	59,056	1,515,411
Kone Oyj, Class B	12,214	972,395
Metsa Board Oyj(1)	21,700	182,070
Neste Oyj	27,035	1,409,971
Nokia Oyj(2)	265,527	895,143
Nokian Renkaat Oyj(1)	2,900	89,111
Nordea Bank Abp(2)	96,500	724,258
Orion Oyj, Class B	21,335	913,130
Sampo Oyj, Class A	12,300	464,159
TietoEVRY Oyj	4,494	112,098
Tokmanni Group Corp.	69,346	1,101,236
UPM-Kymmene Oyj	21,860	617,741
Valmet Oyj(1)	8,331	198,835
YIT Oyj(1)	23,700	125,039

		$11,722,534

Security	Shares	Value
France — 8.8%
Accor S.A.(2)	4,792	$122,138
Aeroports de Paris	2,445	239,262
Air Liquide S.A.	31,340	4,583,108
Alstom S.A.(2)	7,150	319,458
Alten S.A.(2)	3,012	241,166
Atos SE(2)	8,580	586,150
AXA S.A.	85,700	1,376,282
BNP Paribas S.A.(2)	46,900	1,635,627
Bouygues S.A.	7,300	239,392
Bureau Veritas S.A.(2)	12,318	270,113
Casino Guichard Perrachon S.A.(1)(2)	25,468	573,723
Christian Dior SE	406	172,780
Cie Generale des Etablissements Michelin SCA	3,940	425,524
CNP Assurances(2)	25,862	291,688
Coface S.A.(2)	14,300	111,728
Covivio	8,980	534,764
Criteo S.A. ADR(2)	18,200	312,312
Danone S.A.	37,118	2,058,757
Dassault Aviation S.A.(2)	200	167,331
Dassault Systemes SE	9,786	1,668,614
Edenred	9,450	440,502
Eiffage S.A.(2)	3,370	244,586
Electricite de France S.A.	46,000	533,925
Elior Group S.A.(1)(3)	11,967	45,134
Engie S.A.(2)	169,700	2,052,446
EssilorLuxottica S.A.(2)	4,834	596,800
Eurazeo SE(2)	6,400	291,056
Eutelsat Communications S.A.	24,500	246,422
Gaztransport Et Technigaz S.A.	1,301	124,710
Gecina S.A.	7,840	973,281
Getlink SE(2)	15,500	208,478
Hermes International	670	623,837
Iliad S.A.	3,000	579,995
Klepierre S.A.(1)	34,800	440,919
La Francaise des Jeux SAEM(3)	3,200	120,039
Lagardere SCA(1)(2)	17,800	389,257
Legrand S.A.	6,562	485,715
LVMH Moet Hennessy Louis Vuitton SE	4,370	2,048,427
Mercialys S.A.	25,100	120,204
Metropole Television S.A.(2)	7,662	84,163
Neoen S.A.(2)(3)	4,431	237,342
Orange S.A.	138,000	1,549,688
Pernod-Ricard S.A.	11,578	1,865,244
Quadient S.A.	11,000	143,346
Renault S.A.(2)	6,180	153,053
Safran S.A.(2)	6,400	675,071
Sanofi	49,604	4,478,911
SCOR SE(2)	14,170	344,122
SEB S.A.	700	113,759
Societe BIC S.A.	3,200	153,282
Sodexo S.A.	2,860	183,715

Security	Shares	Value
Sopra Steria Group(2)	1,900	$225,932
Suez S.A.	39,200	717,649
Talend S.A. ADR(2)	8,600	323,704
Teleperformance	1,408	422,657
Thales S.A.	4,200	273,673
TOTAL SE(1)	143,415	4,345,003
Unibail-Rodamco-Westfield(1)(4)	6,000	243,878
Unibail-Rodamco-Westfield(1)(4)	13,900	562,685
Veolia Environnement S.A.	50,330	936,774
Vinci S.A.	10,230	808,017
Vivendi S.A.	57,500	1,659,652
Wendel SE	3,900	337,511
Worldline S.A.(2)(3)	8,499	629,468

		$47,963,949

Germany — 8.5%
adidas AG(2)	3,900	$1,158,709
Allianz SE	12,080	2,127,948
Amadeus Fire AG(2)	502	52,158
Aroundtown S.A.(2)	116,780	560,154
BASF SE	48,181	2,638,304
Bayer AG	29,600	1,390,919
Bayerische Motoren Werke AG	8,860	605,481
Bayerische Motoren Werke AG, PFC Shares	4,800	248,177
Befesa S.A.(3)	4,524	186,315
Beiersdorf AG	17,677	1,850,946
Carl Zeiss Meditec AG	2,900	374,709
Continental AG	3,700	393,128
Delivery Hero SE(2)(3)	5,167	593,141
Deutsche Boerse AG	6,040	890,015
Deutsche Lufthansa AG(2)	17,146	146,685
Deutsche Telekom AG	248,395	3,775,293
Deutsche Wohnen SE	29,100	1,468,762
E.ON SE	224,500	2,337,980
Fielmann AG(2)	2,817	213,365
Fraport AG Frankfurt Airport Services Worldwide(2)	3,330	120,441
Fresenius Medical Care AG & Co. KGaA	5,200	397,083
Fresenius SE & Co. KGaA	13,155	487,964
FUCHS PETROLUB SE	3,686	141,277
Gerresheimer AG	3,000	301,573
Hannover Rueck SE	2,400	348,772
HeidelbergCement AG	11,589	662,815
Henkel AG & Co. KGaA	17,721	1,602,047
Hochtief AG	2,480	182,443
HUGO BOSS AG	4,900	112,343
Knorr-Bremse AG	3,291	381,188
KWS Saat SE and Co. KGaA	1,025	75,482
Merck KGaA	5,220	773,245
Metro AG	57,610	564,194
MTU Aero Engines AG	2,061	352,269
Muenchener Rueckversicherungs-Gesellschaft AG	4,469	1,047,432
Nordex SE(2)	18,820	271,217
Puma SE(2)	4,602	402,873
QIAGEN NV(2)	12,000	569,828

Security	Shares	Value
Rational AG	340	$255,020
RWE AG	66,137	2,447,582
SAP SE	33,742	3,599,751
Siemens AG	19,540	2,292,355
Siemens Energy AG(2)	9,770	213,918
Siemens Healthineers AG(3)	8,326	357,425
Suedzucker AG	42,800	615,958
Symrise AG	9,900	1,220,773
TAG Immobilien AG	21,338	628,823
Talanx AG(2)	7,137	210,407
Telefonica Deutschland Holding AG(3)	364,647	919,738
TUI AG(1)	33,700	132,289
Varta AG(1)(2)	3,100	389,636
Volkswagen AG	900	140,006
Volkswagen AG, PFC Shares	4,126	601,010
Vonovia SE	37,461	2,392,390
Washtec AG(2)	1,347	59,641
Zalando SE(2)(3)	3,800	353,873

		$46,637,270

Hong Kong — 4.5%
AIA Group, Ltd.	189,800	$1,806,360
Alibaba Health Information Technology, Ltd.(2)	604,000	1,583,948
ASM Pacific Technology, Ltd.	52,300	527,409
Bank of East Asia, Ltd. (The)	27,800	50,152
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(1)	83,000	86,230
BOC Hong Kong Holdings, Ltd.	60,000	166,649
Brightoil Petroleum Holdings, Ltd.(2)(5)	262,000	0
Budweiser Brewing Co. APAC Ltd.(3)	443,900	1,309,110
C-Mer Eye Care Holdings, Ltd.(1)	180,000	121,703
Cafe de Coral Holdings, Ltd.	84,000	173,628
Cathay Pacific Airways, Ltd.(2)	317,000	215,402
Champion REIT	149,000	72,197
China Evergrande New Energy Vehicle Group, Ltd.(1)(2)	311,000	865,186
China Tobacco International HK Co., Ltd.(1)	43,000	81,505
China Traditional Chinese Medicine Holdings Co., Ltd.	662,000	264,535
China Youzan, Ltd.(2)	3,432,000	813,065
Chow Sang Sang Holdings International, Ltd.	153,000	167,370
Chow Tai Fook Jewellery Group, Ltd.	251,200	321,046
CK Hutchison Holdings, Ltd.	154,000	930,156
CLP Holdings, Ltd.	132,000	1,216,320
Dairy Farm International Holdings, Ltd.(1)	146,500	551,840
Fortune REIT	129,000	107,745
Global Cord Blood Corp.(2)	29,600	117,808
Glory Sun Financial Group, Ltd.(1)(2)	2,992,000	142,888
Hang Lung Group, Ltd.	48,000	106,551
Hang Lung Properties, Ltd.	86,000	209,366
Hang Seng Bank, Ltd.	13,000	200,278
Henderson Land Development Co., Ltd.	49,867	176,134
HK Electric Investments & HK Electric Investments, Ltd.	355,500	361,908
HKBN, Ltd.	357,000	618,433
HKT Trust and HKT, Ltd.	912,000	1,179,459
Hong Kong & China Gas Co., Ltd.	785,907	1,133,909
Hong Kong Exchanges & Clearing, Ltd.	20,000	958,374
Hongkong Land Holdings, Ltd.	61,200	224,675

Security	Shares	Value
Hysan Development Co., Ltd.	37,000	$117,959
Jardine Matheson Holdings, Ltd.	15,900	704,778
Jardine Strategic Holdings, Ltd.	16,700	361,591
Johnson Electric Holdings, Ltd.	47,500	98,282
Kerry Logistics Network, Ltd.	116,500	243,308
Kerry Properties, Ltd.	32,500	79,740
Lifestyle International Holdings, Ltd.(2)	152,500	119,776
Link REIT	70,900	541,099
Luk Fook Holdings International, Ltd.	45,000	110,032
Man Wah Holdings, Ltd.	176,800	246,749
Melco International Development, Ltd.	108,000	175,310
MGM China Holdings, Ltd.(1)	166,400	219,592
MTR Corp., Ltd.	108,500	537,646
Nexteer Automotive Group, Ltd.(1)	113,000	94,367
NWS Holdings, Ltd.	295,000	258,949
Pacific Textiles Holdings, Ltd.	244,000	139,228
PAX Global Technology, Ltd.	180,000	104,606
Power Assets Holdings, Ltd.	109,500	563,891
Sands China, Ltd.	179,200	628,921
Shangri-La Asia, Ltd.(2)	200,000	157,367
Sino Land Co., Ltd.	116,000	137,469
SJM Holdings, Ltd.	233,000	241,926
Sun Hung Kai Properties, Ltd.	50,000	643,591
Swire Pacific, Ltd., Class A	23,500	107,165
Swire Pacific, Ltd., Class B	87,500	71,254
Swire Properties, Ltd.	45,400	121,830
Town Health International Medical Group, Ltd.(1)(2)(5)	604,000	0
UNTRADE.SUPERB SUMMIT(1)(5)	230,000	0
VSTECS Holdings, Ltd.	154,000	96,525
VTech Holdings, Ltd.	48,500	321,799
Wharf Holdings, Ltd. (The)	54,000	111,785
Wharf Real Estate Investment Co., Ltd.(1)	56,000	215,532
Yue Yuen Industrial Holdings, Ltd.	130,500	212,560
Yuexiu Real Estate Investment Trust	120,000	55,396

		$24,701,362

Ireland — 2.3%
AIB Group PLC(1)(2)	300,977	$340,461
Bank of Ireland Group PLC(2)	353,265	876,537
Cairn Homes PLC(2)	146,637	134,050
CRH PLC	59,402	2,078,581
Fineos Corp. Holdings PLC CDI(2)	41,347	136,933
Flutter Entertainment PLC(2)	12,153	2,124,447
Fly Leasing, Ltd. ADR(2)	27,800	164,854
Glenveagh Properties PLC(2)(3)	77,242	66,205
Grafton Group PLC(2)	50,858	442,133
Hibernia REIT PLC	69,210	83,721
ICON PLC(2)	8,700	1,568,610
Irish Continental Group PLC(1)	57,130	209,834
Irish Residential Properties REIT PLC	311,874	495,963
Kerry Group PLC, Class A	14,363	1,719,279
Kingspan Group PLC(2)	15,053	1,313,664

Security	Shares	Value
Origin Enterprises PLC(1)	36,000	$136,592
UDG Healthcare PLC	41,868	393,518
Uniphar PLC(1)(2)	37,081	101,388

		$12,386,770

Israel — 2.3%
Airport City, Ltd.(2)	16,700	$180,974
Amot Investments, Ltd.	40,781	186,893
AudioCodes, Ltd.(1)	3,200	92,768
Azrieli Group, Ltd.	10,067	472,504
Bank Hapoalim B.M.	55,057	321,385
Bank Leumi Le-Israel B.M.	92,631	436,573
Bezeq The Israeli Telecommunication Corp., Ltd.(2)	1,151,312	1,298,173
Check Point Software Technologies, Ltd.(2)	4,700	533,732
Danel Adir Yeoshua, Ltd.	1,100	137,025
Elbit Systems, Ltd.	3,930	442,846
Electra, Ltd.	720	312,857
Energix-Renewable Energies, Ltd.(2)	73,809	312,825
Fattal Holdings 1998, Ltd.(2)	7,224	434,885
FIBI Holdings, Ltd.	2,300	57,996
First International Bank of Israel, Ltd.	7,535	166,570
Hilan, Ltd.	3,200	141,955
ICL Group, Ltd	317,723	1,152,654
Inrom Construction Industries, Ltd.	40,400	159,703
Isracard, Ltd.	1	2
Kenon Holdings, Ltd.	9,700	235,257
Matrix IT, Ltd.	7,477	171,123
Maytronics, Ltd.	41,700	635,851
Melisron, Ltd.	6,004	217,149
Mizrahi Tefahot Bank, Ltd.	12,760	248,823
Nice, Ltd.(2)	1,294	294,293
Oil Refineries, Ltd.	912,196	163,357
Paz Oil Co., Ltd.	5,234	483,888
Radware, Ltd.(2)	6,000	135,000
Redhill Biopharma, Ltd. ADR(1)(2)	8,400	70,224
Reit 1, Ltd.	72,916	276,365
Shapir Engineering and Industry, Ltd.(2)	30,000	201,974
Shufersal, Ltd.	62,623	471,327
Strauss Group, Ltd.	26,926	775,900
Taro Pharmaceutical Industries, Ltd.(2)	2,100	123,123
Teva Pharmaceutical Industries, Ltd. ADR(2)	107,600	938,272
UroGen Pharma, Ltd.(1)(2)	4,300	96,836

		$12,381,082

Italy — 4.4%
A2A SpA	85,363	$108,410
Arnoldo Mondadori Editore SpA(2)	66,000	85,038
Assicurazioni Generali SpA	32,700	438,645
ASTM SpA(2)	12,765	237,572
Atlantia SpA(1)(2)	43,200	663,143
Autogrill SpA(1)(2)	29,700	111,325
Azimut Holding SpA	7,000	117,994
Banca Mediolanum SpA	14,000	95,650
Banca Popolare di Sondrio SCPA(2)	35,600	62,574
Banco BPM SpA(2)	78,600	142,384
Bio-On SpA(1)(2)(5)	12,900	0

Security	Shares	Value
BPER Banca(2)	32,400	$38,496
Brunello Cucinelli SpA(1)(2)	6,234	187,183
Buzzi Unicem SpA(1)	7,400	160,120
Cementir Holding NV	48,418	308,383
Cerved Group SpA(2)	9,600	67,927
COSMO Pharmaceuticals NV(1)(2)	3,282	265,350
Datalogic SpA	5,730	66,013
Davide Campari-Milano NV	127,434	1,331,858
De’Longhi SpA(2)	10,450	334,209
DiaSorin SpA	7,620	1,672,808
Enav SpA(3)	46,000	159,618
Enel SpA	242,788	1,930,287
Eni SpA	312,531	2,189,293
Ferrari NV	7,500	1,337,939
Fiat Chrysler Automobiles NV(2)	27,700	339,813
Fila SpA(2)	5,500	39,501
Fincantieri SpA(1)(2)	128,000	71,824
FinecoBank Banca Fineco SpA(2)	16,600	227,916
Hera SpA	46,677	146,618
IMA Industria Macchine Automatiche SpA(2)	2,600	204,554
Infrastrutture Wireless Italiane SpA(3)	104,600	1,129,850
Interpump Group SpA	11,400	430,595
Intesa Sanpaolo SpA(2)	535,073	888,277
Iren SPA	42,400	96,221
Italgas SpA	24,300	140,423
Leonardo SpA(1)	39,700	189,295
Mediaset SpA(1)(2)	390,900	664,643
Mediobanca Banca di Credito Finanziario SpA	33,377	236,967
Nexi SpA(2)(3)	11,200	172,414
Poste Italiane SpA(3)	16,700	136,333
Prada SpA(2)	62,700	248,162
Prysmian SpA	24,700	672,146
Recordati Industria Chimica e Farmaceutica SpA	22,594	1,171,377
Reply SpA	4,480	481,317
Retelit SpA(1)	222,200	563,126
Salvatore Ferragamo SpA(2)	11,072	142,827
Saras SpA(1)(2)	254,500	130,400
STMicroelectronics NV	85,300	2,602,254
Technogym SpA(2)(3)	16,800	124,943
Terna Rete Elettrica Nazionale SpA	52,300	353,118
Unipol Gruppo SpA(2)	33,400	121,828
UnipolSai Assicurazioni SpA	64,182	149,061
Webuild SpA(1)	166,800	178,704

		$24,166,726

Japan — 14.0%
Acom Co., Ltd.	41,900	$188,299
Activia Properties, Inc.	50	180,651
Advance Residence Investment Corp.	88	256,951
AGC, Inc.	4,800	149,885
Air Water, Inc.	12,300	175,740
Ajinomoto Co., Inc.	13,600	273,234
Alps Alpine Co., Ltd.	7,800	112,533
Aozora Bank, Ltd.	13,600	223,435
Asahi Group Holdings, Ltd.	13,500	417,786

Security	Shares	Value
Asahi Intecc Co., Ltd.(1)	8,800	$272,696
Asahi Kasei Corp.	50,800	440,211
Bandai Namco Holdings, Inc.	4,200	313,886
Bridgestone Corp.	8,600	280,317
Brother Industries, Ltd.	7,500	115,891
Calbee, Inc.	4,300	131,909
Canon, Inc.(1)	19,500	339,421
Capcom Co., Ltd.	4,900	267,989
Casio Computer Co., Ltd.	7,300	110,903
Central Japan Railway Co.	1,700	205,562
Chubu Electric Power Co., Inc.	62,200	696,753
Chugai Pharmaceutical Co., Ltd.	13,300	513,380
Chugoku Electric Power Co., Inc. (The)	36,100	453,555
Citizen Watch Co., Ltd.	27,900	73,916
Coca-Cola Bottlers Japan Holdings, Inc.(1)	8,100	114,339
COSMOS Pharmaceutical NV	1,000	169,839
CyberAgent, Inc.	6,700	421,419
Dai Nippon Printing Co., Ltd.	5,700	106,188
Daicel Corp.	19,800	141,306
Daido Steel Co., Ltd.	4,700	153,926
Daiichi Sankyo Co., Ltd.	34,500	910,580
Daikin Industries, Ltd.	2,500	467,833
Daito Trust Construction Co., Ltd.	3,600	327,474
Daiwa House REIT Investment Corp.	107	247,519
Daiwa Office Investment Corp.	35	189,932
Daiwa Securities Group, Inc.	55,200	223,660
DeNA Co., Ltd.	17,400	296,880
Denso Corp.	5,600	260,941
Dentsu Group, Inc.	12,100	348,819
DIC Corp.	5,600	136,337
East Japan Railway Co.	4,400	230,091
ENEOS Holdings, Inc.	262,200	884,738
Ezaki Glico Co., Ltd.	3,400	141,017
FANUC Corp.	1,600	337,959
Fast Retailing Co., Ltd.	700	488,279
FUJIFILM Holdings Corp.	7,400	377,345
Fujitsu, Ltd.	2,600	307,618
GLP J-REIT	270	416,245
Hakuhodo DY Holdings, Inc.	21,800	277,758
Hamamatsu Photonics K.K.	6,800	342,174
Hankyu Hanshin Holdings, Inc.	4,400	134,347
Hikari Tsushin, Inc.	600	140,727
Hirose Electric Co., Ltd.	1,040	145,168
Hitachi Metals, Ltd.	12,900	171,070
Hitachi, Ltd.	16,300	549,380
House Foods Group, Inc.	4,300	142,343
Hoya Corp.	7,400	835,141
Hulic Co., Ltd.	29,000	268,624
Industrial & Infrastructure Fund Investment Corp.(1)	174	296,198
Inpex Corp.	101,600	481,828
Invincible Investment Corp.	490	156,633
Ito En, Ltd.	3,200	202,666
ITOCHU Corp.	14,500	348,268

Security	Shares	Value
Iwatani Corp.	8,200	$372,055
Japan Exchange Group, Inc.	15,500	378,405
Japan Hotel REIT Investment Corp.	505	244,552
Japan Logistics Fund, Inc.	71	199,529
Japan Petroleum Exploration Co., Ltd.	9,900	156,538
Japan Post Bank Co., Ltd.(1)	33,500	267,187
Japan Post Holdings Co., Ltd.	47,600	326,605
Japan Prime Realty Investment Corp.	62	167,559
Japan Real Estate Investment Corp.	63	308,744
Japan Retail Fund Investment Corp.	207	298,371
Japan Tobacco, Inc.	29,100	547,871
JFE Holdings, Inc.(2)	34,900	245,213
JSR Corp.	10,200	230,541
Kajima Corp.	10,500	112,197
Kakaku.com, Inc.	9,700	256,346
Kansai Electric Power Co., Inc. (The)	72,800	662,507
Kansai Paint Co., Ltd.	10,500	270,712
Kao Corp.	10,200	726,227
KDDI Corp.	36,800	995,624
Keikyu Corp.	6,200	86,703
Keio Corp.	2,200	127,858
Keisei Electric Railway Co., Ltd.	5,800	162,250
Kenedix Office Investment Corp.(1)	30	173,513
Kewpie Corp.	6,000	122,796
Keyence Corp.	2,700	1,225,321
Kikkoman Corp.	5,300	263,941
Kintetsu Group Holdings Co., Ltd.	2,700	107,880
Kirin Holdings Co., Ltd.	24,900	448,906
Konami Holdings Corp.	7,700	301,365
Konica Minolta, Inc.	64,200	163,567
Kubota Corp.	14,300	248,506
Kuraray Co., Ltd.	19,500	180,355
Kyocera Corp.	6,300	346,956
Kyowa Kirin Co., Ltd.	9,500	235,917
Kyushu Electric Power Co., Inc.	55,000	461,089
LaSalle Logiport REIT	115	179,028
Lawson, Inc.	2,800	128,648
Lion Corp.	8,000	163,131
LIXIL Group Corp.	7,400	160,685
Makita Corp.	4,000	176,814
Marubeni Corp.	31,400	163,946
Marui Group Co., Ltd.	5,700	103,010
Maruichi Steel Tube, Ltd.	5,100	117,002
Medipal Holdings Corp.	12,500	222,824
MEIJI Holdings Co., Ltd.	3,900	282,553
Mitsubishi Chemical Holdings Corp.	50,700	285,348
Mitsubishi Corp.	14,300	319,052
Mitsubishi Electric Corp.	18,100	233,108
Mitsubishi Estate Co., Ltd.	54,000	805,457
Mitsubishi Heavy Industries, Ltd.	4,700	100,981
Mitsubishi Materials Corp.	7,400	135,784
Mitsubishi UFJ Financial Group, Inc.	304,500	1,200,310
Mitsui & Co., Ltd.	18,200	285,076
Mitsui Chemicals, Inc.	10,600	271,491

Security	Shares	Value
Mitsui Fudosan Logistics Park, Inc.	42	$200,671
Mizuho Financial Group, Inc.	64,680	796,341
Mori Hills REIT Investment Corp.	160	197,077
MS&AD Insurance Group Holdings, Inc.	16,500	451,526
Murata Manufacturing Co., Ltd.	8,900	624,145
Nagoya Railroad Co., Ltd.	4,300	114,617
NEC Corp.	4,000	201,481
Nexon Co., Ltd.	14,200	395,767
NH Foods, Ltd.	4,300	176,141
Nichirei Corp.	7,300	183,951
Nidec Corp.	4,500	454,509
Nihon Kohden Corp.	4,100	128,242
Nintendo Co., Ltd.	2,300	1,243,584
Nippon Accommodations Fund, Inc.	35	200,503
Nippon Building Fund, Inc.	70	353,556
Nippon Express Co., Ltd.	2,500	140,199
Nippon Kayaku Co., Ltd.	17,700	152,321
Nippon Paint Holdings Co., Ltd.	7,100	639,568
Nippon Paper Industries Co., Ltd.	10,000	112,927
Nippon Prologis REIT, Inc.	135	444,344
Nippon Sanso Holdings Corp.	12,000	175,940
Nippon Shinyaku Co., Ltd.	2,200	157,203
Nippon Shokubai Co., Ltd.	3,500	171,390
Nippon Steel Corp.(2)	36,900	357,898
Nippon Telegraph & Telephone Corp.	24,300	511,171
Nissan Chemical Corp.	7,300	387,416
Nissan Motor Co., Ltd.(2)	40,500	143,392
Nisshin Seifun Group, Inc.	11,500	173,176
Nissin Foods Holdings Co., Ltd.	2,200	190,497
Nitori Holdings Co., Ltd.	900	185,001
NOF Corp.	4,300	161,604
Nomura Real Estate Master Fund, Inc.	238	284,208
Nomura Research Institute, Ltd.	6,400	188,656
NTT Data Corp.	20,600	232,496
NTT DOCOMO, Inc.	22,400	834,068
Obayashi Corp.	14,900	124,688
Obic Co., Ltd.	1,700	300,973
Odakyu Electric Railway Co., Ltd.	5,100	123,076
Oji Holdings Corp.	48,300	203,556
Olympus Corp.	25,300	484,345
Ono Pharmaceutical Co., Ltd.	10,800	308,072
Oracle Corp. Japan	1,900	189,886
Oriental Land Co., Ltd.	2,800	391,938
ORIX Corp.	36,100	422,198
Orix JREIT, Inc.	151	212,217
Otsuka Corp.	4,400	202,187
Otsuka Holdings Co., Ltd.	10,700	396,291
Pan Pacific International Holdings Corp.	5,900	125,189
Panasonic Corp.	30,900	285,440
Rakuten, Inc.	18,600	180,963
Recruit Holdings Co., Ltd.	13,400	509,879
Resona Holdings, Inc.	91,700	302,332
Ricoh Co., Ltd.	25,600	168,121
Rinnai Corp.	1,700	167,512

Security	Shares	Value
ROHM Co., Ltd.	1,900	$146,085
Ryohin Keikaku Co., Ltd.	9,000	188,904
Santen Pharmaceutical Co., Ltd.	16,700	297,527
Sawai Pharmaceutical Co., Ltd.	3,400	163,879
SECOM Co., Ltd.	1,700	143,614
Seiko Epson Corp.	11,300	131,235
Sekisui Chemical Co., Ltd.	12,600	196,413
Sekisui House Reit, Inc.(1)	278	194,405
Sekisui House, Ltd.	11,000	182,746
Seven & i Holdings Co., Ltd.	18,400	559,262
Seven Bank, Ltd.	59,700	137,008
SG Holdings Co., Ltd.	11,400	274,973
Shikoku Electric Power Co., Inc.	45,400	326,310
Shimadzu Corp.	7,900	225,887
Shimano, Inc.	900	205,844
Shimizu Corp.	15,300	106,233
Shin-Etsu Chemical Co., Ltd.	12,300	1,642,871
Shionogi & Co., Ltd.	7,000	330,190
Shizuoka Bank, Ltd. (The)	29,100	195,719
SMC Corp.	700	372,334
Softbank Corp.	51,900	603,984
Sompo Holdings, Inc.	10,900	406,961
Sony Corp.	13,400	1,117,110
Square Enix Holdings Co., Ltd.	7,100	412,530
Stanley Electric Co., Ltd.	6,700	190,815
Subaru Corp.	11,400	209,224
Sumitomo Chemical Co., Ltd.	76,900	251,554
Sumitomo Corp.	15,000	164,109
Sumitomo Dainippon Pharma Co., Ltd.	8,800	103,145
Sumitomo Mitsui Financial Group, Inc.	34,300	949,489
Sumitomo Mitsui Trust Holdings, Inc.	13,900	373,735
Sumitomo Osaka Cement Co., Ltd.	4,000	121,654
Sumitomo Realty & Development Co., Ltd.	21,300	569,974
Suntory Beverage & Food, Ltd.	4,200	144,848
Suzuken Co., Ltd.	5,100	184,113
Suzuki Motor Corp.	7,800	334,992
Sysmex Corp.	4,900	460,251
Taiheiyo Cement Corp.	8,600	201,860
Taisei Corp.	4,500	140,031
Takashimaya Co., Ltd.	12,400	92,690
Takeda Pharmaceutical Co., Ltd.	29,000	896,175
TEIJIN, Ltd.	12,200	186,879
Terumo Corp.	13,100	482,132
TIS, Inc.	8,700	166,389
Tobu Railway Co., Ltd.	3,900	110,668
Toho Co., Ltd.	9,300	368,288
Toho Gas Co., Ltd.(1)	10,100	521,380
Tokio Marine Holdings, Inc.	17,100	764,280
Tokyo Electric Power Co. Holdings, Inc.(2)	148,900	384,218
Tokyo Electron, Ltd.	2,500	671,027
Tokyo Gas Co., Ltd.	33,700	763,626
Tokyu Corp.	9,800	116,274
Toppan Printing Co., Ltd.	7,900	100,460
Toray Industries, Inc.	58,000	262,444

Security	Shares	Value
Toshiba Corp.	6,400	$161,893
TOTO, Ltd.	3,200	146,097
Toyo Seikan Group Holdings, Ltd.	10,900	101,832
Toyo Suisan Kaisha, Ltd.	3,000	149,297
Toyota Industries Corp.	2,500	161,558
Toyota Motor Corp.	26,700	1,752,772
Toyota Tsusho Corp.	4,900	136,736
Trend Micro, Inc.	3,900	218,459
Tsuruha Holdings, Inc.	1,300	182,032
Unicharm Corp.	11,300	522,861
United Urban Investment Corp.	268	286,136
USS Co., Ltd.	8,100	148,154
Welcia Holdings Co., Ltd.	3,200	125,412
West Japan Railway Co.	2,500	107,243
Yakult Honsha Co., Ltd.	5,000	241,965
Yamaguchi Financial Group, Inc.	32,200	209,460
Yamaha Corp.	3,200	151,697
Yamato Holdings Co., Ltd.	6,600	174,705
Yamazaki Baking Co., Ltd.(1)	8,800	144,547
Yokogawa Electric Corp.	10,000	147,013
Z Holdings Corp.	120,000	836,767
ZOZO, Inc.	8,300	210,553

		$76,775,852

Netherlands — 4.5%
ABN AMRO Bank NV(2)(3)	19,600	$161,000
Accell Group(2)	2,450	66,160
Akzo Nobel NV	17,396	1,673,291
Arcadis NV(1)(2)	8,400	195,191
ASML Holding NV	9,428	3,411,077
ASR Nederland NV	5,300	160,831
Basic-Fit NV(2)(3)	2,000	48,525
Corbion NV	20,000	908,353
Eurocommercial Properties NV	8,200	89,512
Euronext NV(3)	2,900	301,952
GrandVision NV(2)(3)	6,200	172,352
IMCD NV	3,669	424,654
ING Groep NV(2)	212,100	1,452,825
Just Eat Takeaway.com NV(1)(2)(3)	2,700	300,365
Koninklijke BAM Groep NV(1)(2)	66,800	82,782
Koninklijke DSM NV	3,500	559,746
Koninklijke KPN NV	595,300	1,607,774
Koninklijke Philips NV(2)	52,136	2,414,770
Koninklijke Vopak NV	8,200	425,878
NN Group NV	18,350	638,597
Pharming Group NV(1)(2)	96,500	100,308
PostNL NV(2)	71,792	238,114
Prosus NV(2)	28,673	2,862,596
Randstad NV(2)	7,200	359,255
SBM Offshore NV	20,128	325,272
Signify NV(2)(3)	11,700	415,295
Unilever NV(1)	72,008	4,059,360
Vastned Retail NV(1)	3,510	92,815
Wolters Kluwer NV	15,920	1,288,989

		$24,837,639

Security	Shares	Value
New Zealand — 1.1%
a2 Milk Co., Ltd. (The)(2)	64,294	$622,570
Argosy Property, Ltd.	99,700	91,481
Auckland International Airport, Ltd.(2)	145,752	674,231
Contact Energy, Ltd.	53,366	260,175
Fisher & Paykel Healthcare Corp., Ltd.	29,761	688,502
Fletcher Building, Ltd.(2)	202,321	547,910
Genesis Energy, Ltd.	38,800	79,521
Goodman Property Trust	179,900	295,082
Mercury NZ, Ltd.	54,400	192,323
Meridian Energy, Ltd.	54,600	191,364
Precinct Properties New Zealand, Ltd.	189,100	221,209
Pushpay Holdings, Ltd.(2)	28,817	173,341
Restaurant Brands New Zealand, Ltd.(2)	19,660	154,234
SKYCITY Entertainment Group, Ltd.	231,739	428,794
Spark New Zealand, Ltd.	222,031	658,914
Xero, Ltd.(2)	6,814	528,620
Z Energy, Ltd.	168,235	314,390

		$6,122,661

Norway — 2.2%
Adevinta ASA, Class B(2)	38,998	$603,617
Atea ASA(2)	48,489	563,384
Borregaard ASA	27,054	362,407
BW Energy, Ltd.(2)	4,101	6,356
DHT Holdings, Inc.	13,700	65,897
DNB ASA(2)	54,951	742,102
Entra ASA(3)	58,483	764,548
Equinor ASA	60,110	766,986
Europris ASA(3)	82,000	426,223
Fjordkraft Holding ASA(3)	18,200	149,892
Frontline, Ltd.	20,000	110,996
Gjensidige Forsikring ASA	16,200	308,691
Golar LNG, Ltd.(1)(2)	17,900	135,145
Kongsberg Gruppen ASA(1)	25,020	406,558
Mowi ASA	40,150	634,288
Nordic American Tankers, Ltd.(1)	20,400	59,364
Nordic Nanovector ASA(1)(2)	42,000	61,355
Norwegian Finans Holding ASA(2)	18,080	130,287
Opera, Ltd. ADR(1)(2)	61,800	562,380
Orkla ASA	75,100	708,930
Sbanken ASA(2)(3)	7,500	47,825
Scatec Solar ASA(3)	40,263	890,685
SFL Corp, Ltd.	7,300	47,523
SpareBank 1 SMN	14,400	124,221
SpareBank 1 SR-Bank ASA(2)	13,600	108,459
Telenor ASA	56,200	868,418
Tomra Systems ASA	22,377	903,733
Veidekke ASA(2)	20,997	241,989
Yara International ASA	33,282	1,164,719

		$11,966,978

Security	Shares	Value
Portugal — 1.1%
Banco Comercial Portugues S.A.(1)(2)	7,064,053	$621,199
Corticeira Amorim SGPS S.A.	23,600	270,686
CTT - Correios de Portugal S.A.(2)	155,356	380,113
EDP - Energias de Portugal S.A.	211,095	1,041,262
Galp Energia SGPS S.A., Class B	123,229	1,000,765
Jeronimo Martins SGPS S.A.	65,721	1,043,894
Navigator Co. S.A. (The)	260,814	574,652
NOS SGPS S.A.	227,848	783,061
REN - Redes Energeticas Nacionais SGPS S.A.	29,300	76,959
Semapa-Sociedade de Investimento e Gestao	24,067	180,880
Sonae SGPS S.A.	105,586	62,235

		$6,035,706

Singapore — 2.2%
AEM Holdings, Ltd.	49,600	$122,774
Ascendas Real Estate Investment Trust	109,000	230,003
Ascott Residence Trust	185,500	112,946
BOC Aviation, Ltd.(3)	21,900	135,608
BW LPG, Ltd.(3)	9,091	39,801
CapitaLand Mall Trust	150,440	190,691
CDL Hospitality Trusts	80,000	58,091
China Aviation Oil Singapore Corp, Ltd.	96,100	64,723
ComfortDelGro Corp., Ltd.	201,100	198,900
Ezion Holdings, Ltd.(2)(5)	1,126,000	0
Flex, Ltd.(2)	72,700	1,028,705
Frasers Centrepoint Trust	56,900	88,083
Frasers Logistics & Commercial Trust	110,000	99,191
Genting Singapore, Ltd.	1,170,700	552,823
Hi-P International, Ltd.	84,400	74,697
Hutchison Port Holdings Trust	446,200	64,751
Jardine Cycle & Carriage, Ltd.	22,400	291,382
Keppel DC REIT	92,156	195,667
Keppel Infrastructure Trust	801,185	320,184
Keppel REIT(1)	110,000	80,221
Manulife US Real Estate Investment Trust	113,000	80,882
Mapletree Commercial Trust	83,109	104,790
Mapletree Industrial Trust	68,200	151,994
Mapletree Logistics Trust	83,200	118,851
Mapletree North Asia Commercial Trust	106,100	67,686
Midas Holdings, Ltd.(2)(5)	480,000	0
Oversea-Chinese Banking Corp., Ltd.	118,100	728,411
Parkway Life Real Estate Investment Trust	33,400	99,013
Raffles Medical Group, Ltd.	220,700	124,506
SATS, Ltd.(1)	70,100	152,876
Sembcorp Industries, Ltd.(1)	141,300	163,549
Sheng Siong Group, Ltd.	269,200	329,032
SIA Engineering Co., Ltd.	86,000	102,656
Singapore Airlines, Ltd.	162,600	403,511

Security	Shares	Value
Singapore Exchange, Ltd.	57,600	$365,319
Singapore Post, Ltd.	211,600	103,168
Singapore Press Holdings, Ltd.(1)	563,700	408,347
Singapore Technologies Engineering, Ltd.	186,800	477,520
Singapore Telecommunications, Ltd.(4)	84,700	126,615
Singapore Telecommunications, Ltd.(4)	638,600	949,293
StarHub, Ltd.	360,700	308,943
Suntec Real Estate Investment Trust	89,800	88,189
United Overseas Bank, Ltd.	48,900	679,438
Venture Corp., Ltd.	38,100	537,087
Wilmar International, Ltd.	526,700	1,559,320

		$12,180,237

Spain — 4.7%
Acerinox S.A.(2)	82,610	$655,781
Aena SME S.A.(2)(3)	6,671	898,822
Almirall S.A.(1)	54,872	586,906
Amadeus IT Group S.A.	48,750	2,322,750
Applus Services S.A.(2)	29,000	227,316
Banco Bilbao Vizcaya Argentaria S.A.	291,630	841,397
Banco Santander S.A.(2)	703,200	1,408,197
Bankia S.A.	81,600	100,383
Bankinter S.A.	38,100	143,185
CaixaBank S.A.	101,600	185,378
Cellnex Telecom S.A.(3)	25,384	1,629,423
Cia de Distribucion Integral Logista Holdings S.A.	14,897	251,513
Coca-Cola European Partners PLC	47,600	1,699,796
Construcciones y Auxiliar de Ferrocarriles S.A.(2)	4,950	156,824
Deoleo S.A.(2)	879,200	266,317
Ebro Foods S.A.	21,900	490,339
Endesa S.A.	14,100	378,292
Faes Farma S.A.	85,005	320,348
Ferrovial S.A.	36,993	801,177
Fluidra S.A.(1)	4,323	78,113
Global Dominion Access S.A.(3)	31,250	111,173
Grifols S.A.(1)	62,700	1,694,416
Grupo Catalana Occidente S.A.	2,596	59,890
Iberdrola S.A.	196,398	2,318,984
Industria de Diseno Textil S.A.(1)	92,975	2,295,490
Laboratorios Farmaceuticos Rovi S.A.(2)	2,300	82,029
Mapfre S.A.	82,487	124,458
Merlin Properties Socimi S.A.	208,700	1,404,768
Neinor Homes S.A.(2)(3)	10,000	120,728
Prosegur Cash S.A.(3)	47,137	36,467
Red Electrica Corp. S.A.	17,578	309,628
Repsol S.A.	372,731	2,340,029
Tecnicas Reunidas S.A.(1)(2)	7,006	56,182
Telefonica S.A.	345,330	1,123,369
Telepizza Group S.A.(2)(5)	3,701	0
Tubacex S.A.(2)	34,340	37,993
Zardoya Otis S.A.	30,400	185,712

		$25,743,573

Security	Shares	Value
Sweden — 4.4%
Alfa Laval AB(2)	6,950	$141,167
Arjo AB, Class B	55,760	396,375
Assa Abloy AB, Class B	16,810	360,280
Atrium Ljungberg AB, Class B	7,700	124,394
Attendo AB(1)(2)(3)	51,800	237,352
Avanza Bank Holding AB	31,760	604,911
Axfood AB	24,587	571,480
Betsson AB	23,476	178,876
Bilia AB, Class A(2)	16,300	216,816
BillerudKorsnas AB	27,011	421,941
BioGaia AB, Class B	4,249	201,626
Bonava AB, Class B(2)	18,268	141,965
Castellum AB	30,000	624,620
Catena AB	2,100	85,469
Dios Fastigheter AB	19,400	135,832
Dustin Group AB(3)	25,800	164,079
Elekta AB, Class B(1)	58,578	685,128
Embracer Group AB(2)	20,945	421,541
Epiroc AB, Class A	16,126	240,787
Epiroc AB, Class B	11,200	160,335
Essity AB, Class B(1)	38,946	1,127,225
Fabege AB	29,200	368,705
Fingerprint Cards AB, Class B(1)(2)	205,863	347,216
Granges AB(1)(2)	33,564	302,752
Hennes & Mauritz AB, Class B	52,488	853,371
Hexpol AB(2)	58,200	512,589
Holmen AB, Class B	16,216	614,090
Husqvarna AB, Class B	34,170	352,347
ICA Gruppen AB(1)	14,700	695,874
Indutrade AB(2)	3,149	159,431
Investor AB, Class B	9,400	563,426
JM AB(1)	7,000	202,159
Karo Pharma AB(1)(2)	29,600	210,990
Lifco AB, Class B	2,000	146,403
Lundin Energy AB	29,152	557,294
Modern Times Group MTG AB, Class B(2)	32,300	430,188
Mycronic AB(1)	26,942	568,438
NCC AB, Class B(2)	6,000	95,624
NetEnt AB	55,000	521,635
Nibe Industrier AB, Class B(2)	12,473	300,335
Nordic Entertainment Group AB, Class B(2)	12,020	429,088
Nyfosa AB(2)	21,257	175,758
Pandox AB(2)	9,800	97,839
Paradox Interactive AB	8,600	266,524
RaySearch Laboratories AB(2)	11,321	95,835

Security	Shares	Value
Saab AB, Class B(2)	4,437	$101,788
Samhallsbyggnadsbolaget i Norden AB	161,789	445,266
Scandic Hotels Group AB(1)(2)(3)	11,600	29,426
Securitas AB, Class B(2)	12,200	172,214
Skandinaviska Enskilda Banken AB, Class A(2)	91,100	781,751
Skanska AB, Class B	9,000	168,800
Svenska Cellulosa AB SCA, Class B(2)	71,064	961,248
Svenska Handelsbanken AB, Class A(2)	82,000	664,420
Swedish Orphan Biovitrum AB(2)	17,772	306,496
Tele2 AB, Class B	46,720	551,387
Telefonaktiebolaget LM Ericsson, Class B	140,700	1,570,847
Telia Co. AB(1)	130,400	498,930
Tethys Oil AB	12,500	52,187
Tobii AB(2)	23,500	120,492
Trelleborg AB, Class B(2)	13,600	226,301
Vitrolife AB(2)	11,800	287,058
Volvo AB, Class B(2)	22,095	429,465
Wallenstam AB, Class B	24,800	328,751
Wihlborgs Fastigheter AB	18,900	340,662

		$24,147,599

Switzerland — 8.9%
Adecco Group AG	12,870	$631,067
Allreal Holding AG	723	153,131
ALSO Holding AG	2,411	564,093
Baloise Holding AG	3,170	433,514
Banque Cantonale Vaudoise	4,280	414,733
Belimo Holding AG	44	327,215
BKW AG	2,892	287,276
Cembra Money Bank AG	3,380	375,531
Cie Financiere Richemont S.A.	67,396	4,212,505
Clariant AG	14,579	250,113
Comet Holding AG	3,411	479,535
DKSH Holding AG	6,642	427,347
dormakaba Holding AG	591	271,738
Dufry AG(2)	3,000	113,283
Ems-Chemie Holding AG	1,460	1,284,185
Flughafen Zurich AG(2)	2,182	294,468
Forbo Holding AG	376	575,691
Galenica AG(3)	2,894	182,501
Geberit AG	2,318	1,319,334
Givaudan S.A.	710	2,895,336
Gurit Holding AG	178	372,791
Helvetia Holding AG	4,114	322,592
Huber+Suhner AG	3,060	220,672
Inficon Holding AG	575	422,194
Intershop Holding AG	234	143,488

Security	Shares	Value
Kuehne & Nagel International AG	3,878	$775,069
Landis+Gyr Group AG(2)	3,118	174,138
LEM Holding S.A.	200	362,545
Logitech International S.A.	24,583	2,068,073
Nestle S.A.	59,527	6,695,471
Novartis AG	32,832	2,558,354
Partners Group Holding AG	914	822,879
PSP Swiss Property AG	7,028	849,868
Roche Holding AG PC	9,199	2,955,927
Roche Holding AG, Bearer Shares	1,080	347,977
Schindler Holding AG	1,944	499,691
Schindler Holding AG PC	2,895	741,598
Schweiter Technologies AG	220	300,471
SGS S.A., Class R	348	869,238
SIG Combibloc Group AG	14,131	290,657
Sika AG	11,917	2,931,639
Softwareone Holding AG(2)	6,751	166,184
Sonova Holding AG(2)	1,590	377,415
Stadler Rail AG(1)(2)	7,634	303,644
Swatch Group AG (The)	2,820	597,194
Swiss Life Holding AG	1,733	582,961
Swiss Prime Site AG	11,100	933,842
Swiss Re AG	12,205	875,838
Swisscom AG	4,086	2,078,143
Valiant Holding AG	3,200	256,736
Valora Holding AG(2)	1,474	210,423
Vontobel Holding AG	5,350	328,326
Zurich Insurance Group AG	5,566	1,848,722

		$48,777,356

United Kingdom — 8.7%
3i Group PLC	23,056	$287,962
Admiral Group PLC	5,900	210,181
Aggreko PLC	23,600	134,511
Assura PLC	231,800	228,839
AstraZeneca PLC	33,000	3,313,380
Atlantica Sustainable Infrastructure PLC	3,300	97,317
Auto Trader Group PLC(3)	65,800	494,713
Avast PLC(3)	59,900	368,100
Aveva Group PLC	5,400	299,742
Aviva PLC	80,319	267,910
B&M European Value Retail S.A.	40,600	254,802
BAE Systems PLC	53,000	272,441
Barclays PLC(2)	236,832	328,267
Barratt Developments PLC(2)	31,795	198,737
Bellway PLC	5,400	163,378
Berkeley Group Holdings PLC	4,400	231,344
BHP Group PLC	59,700	1,156,529
Big Yellow Group PLC	13,089	186,530
BMO Commercial Property Trust	89,046	70,956
BP PLC	709,300	1,809,200
Britvic PLC	19,000	181,557
BT Group PLC	536,600	704,743
Bunzl PLC	6,100	189,626

Security	Shares	Value
Capita PLC(2)	45,100	$14,404
Centamin PLC	159,300	256,194
Civitas Social Housing PLC	80,000	107,794
Compass Group PLC	48,700	666,593
Computacenter PLC	8,800	259,925
Countryside Properties PLC(2)(3)	32,015	139,830
Croda International PLC	5,987	467,939
Daily Mail & General Trust PLC, Class A	24,002	210,134
Derwent London PLC	8,000	275,492
Diageo PLC	31,400	1,014,780
Diploma PLC	3,800	109,423
Direct Line Insurance Group PLC	42,288	144,515
Domino’s Pizza Group PLC	39,048	167,652
easyJet PLC	18,400	120,657
Elementis PLC(2)	58,068	55,970
Endava PLC ADR(2)	3,200	204,480
Equiniti Group PLC(2)(3)	48,600	65,017
Essentra PLC(2)	29,000	92,549
Experian PLC	14,700	538,518
FDM Group Holdings PLC	10,700	138,144
Ferguson PLC	3,745	371,957
FirstGroup PLC(2)	104,625	55,671
Fresnillo PLC	32,200	485,657
Games Workshop Group PLC	1,807	242,927
GlaxoSmithKline PLC	72,400	1,208,970
Great Portland Estates PLC	23,683	177,055
Greggs PLC(2)	7,435	124,171
Halma PLC	33,980	1,042,764
Hill & Smith Holdings PLC	9,718	151,134
Hiscox, Ltd.(2)	11,000	117,570
HomeServe PLC	10,900	156,212
Howden Joinery Group PLC(2)	23,000	189,884
HSBC Holdings PLC	268,700	1,126,012
Ibstock PLC(2)(3)	66,300	137,883
IG Group Holdings PLC	14,640	144,475
Imperial Brands PLC	25,000	395,692
Inchcape PLC(2)	19,600	125,728
InterContinental Hotels Group PLC(2)	6,175	313,753
Intermediate Capital Group PLC	8,334	126,588
Intertek Group PLC	4,100	295,326
IWG PLC(2)	64,800	212,556
John Laing Group PLC(3)	15,800	57,661
Land Securities Group PLC	51,600	340,458
Lloyds Banking Group PLC(2)	1,173,520	427,286
London Stock Exchange Group PLC	4,413	475,712
LondonMetric Property PLC	90,700	253,590
LXI REIT PLC	62,400	88,469
M&G PLC	55,100	104,809
Manchester United PLC, Class A(1)	9,700	132,502
Marks & Spencer Group PLC	83,100	95,738
Marshalls PLC(2)	23,600	204,467
Meggitt PLC(2)	24,500	86,816

Security	Shares	Value
Mondi PLC	19,940	$377,929
Moneysupermarket.com Group PLC	34,300	108,334
National Express Group PLC(2)	54,600	105,920
National Grid PLC	198,500	2,361,254
Natwest Group PLC(2)	146,005	235,412
NCC Group PLC	72,058	171,003
Next PLC	3,900	294,553
Nomad Foods, Ltd.(2)	11,900	288,575
Pearson PLC(1)	61,614	407,070
Pennon Group PLC	48,800	628,033
Persimmon PLC	9,800	296,710
Phoenix Group Holdings PLC	17,800	152,853
Primary Health Properties PLC	90,643	169,094
QinetiQ Group PLC	19,500	59,725
Reckitt Benckiser Group PLC	11,400	1,004,209
Redrow PLC(2)	21,200	114,302
RELX PLC	29,880	591,263
Rentokil Initial PLC(2)	39,000	265,520
Rightmove PLC(2)	66,300	530,611
Rio Tinto PLC	27,400	1,549,781
Royal Dutch Shell PLC, Class A	150,900	1,898,243
Royal Mail PLC	29,400	86,536
RSA Insurance Group PLC	28,100	154,314
Safestore Holdings PLC	19,133	199,174
Sage Group PLC (The)	100,200	824,438
Segro PLC	83,400	974,503
Serco Group PLC(2)	78,000	130,368
Severn Trent PLC	24,400	767,920
Shaftesbury PLC	20,508	109,440
Signature Aviation PLC	29,360	89,906
Softcat PLC	18,500	269,686
Spirax-Sarco Engineering PLC	1,720	251,453
Spirent Communications PLC	89,600	336,380
SSP Group PLC	21,800	52,789
St. Modwen Properties PLC	12,396	53,241
Standard Life Aberdeen PLC	48,718	141,953
Tate & Lyle PLC	32,900	253,619
Taylor Wimpey PLC(2)	90,000	123,308
Travis Perkins PLC(2)	9,000	123,609
Tritax Big Box REIT PLC	152,000	308,405
UK Commercial Property REIT, Ltd.	77,300	68,305
Unilever PLC	17,280	984,767
UNITE Group PLC (The)(2)	33,800	364,760
United Utilities Group PLC	65,000	726,623
Vistry Group PLC(2)	14,949	105,480
Vodafone Group PLC	1,379,000	1,839,542
WH Smith PLC	11,648	150,572
Whitbread PLC(2)	7,267	202,333
WM Morrison Supermarkets PLC	148,000	312,409

		$47,586,495

Total Common Stocks (identified cost $544,764,107)		$542,711,146

Rights (2) — 0.0%

Security	Shares	Value
BUWOG AG(5)	3,930	$0
Mapletree Logistics Trust, Exp. 12/11/20	1,581	0

Total Rights (identified cost $0)		$0

Warrants (2) — 0.0%

Security	Shares	Value
Ezion Holdings, Ltd., Exp. 4/16/23, Strike SGD 0.2763(5)	135,600	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 4.0%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(6)	2,181,153	$2,181,153
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(7)	19,837,621	19,837,621

Total Short-Term Investments (identified cost $22,018,774)		$22,018,774

Total Investments — 103.1% (identified cost $566,782,881)		$564,729,920

Other Assets, Less Liabilities — (3.1)%		$(17,078,860)

Net Assets — 100.0%		$547,651,060

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at October 31, 2020. The aggregate market value of securities on loan at October 31, 2020 was $34,783,190 and the total market value of the collateral received by the Fund was $37,624,605, comprised of cash of $19,837,621 and U.S. government and/or agencies securities of $17,786,984.

(2)	Non-income producing security.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2020, the aggregate value of these securities is $17,418,676 or 3.2% of the Fund’s net assets.

(4)	Securities are traded on separate exchanges for the same entity.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2020.

(7)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	10.8%	$59,271,694
Financials	10.5	57,565,880
Consumer Staples	10.4	56,930,755
Consumer Discretionary	10.1	55,208,623
Health Care	9.9	54,017,925
Materials	9.8	53,624,642
Information Technology	9.3	51,202,825
Communication Services	8.9	48,560,187
Real Estate	7.5	40,956,006
Utilities	7.1	39,170,626
Energy	4.8	26,201,983
Short-Term Investments	4.0	22,018,774

Total Investments	103.1%	$564,729,920

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

SGD	-	Singapore Dollar

The Fund did not have any open derivative instruments at October 31, 2020.

At October 31, 2020, the value of the Fund’s investment in affiliated funds was $2,181,153, which represents 0.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended October 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,163,390	$97,132,319	$(97,117,620)	$3,064	$—	$2,181,153	$12,460	2,181,153

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$3,158,523	$165,376,689		$0	$168,535,212
Developed Europe	6,370,251	355,424,601		0	361,794,852
Developed Middle East	1,989,955	10,391,127		—	12,381,082
Total Common Stocks	$11,518,729	$531,192,417	**	$0	$542,711,146
Rights	$—	$0		$0	$0
Warrants	—	—		0	0
Short-Term Investments	19,837,621	2,181,153		—	22,018,774
Total Investments	$31,356,350	$533,373,570		$0	$564,729,920

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2020 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.